Derivative Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Derivative Liability

5. Derivative Liability

In 2012, we entered into a settlement agreement in which we are obligated to pay $4.0 million upon achieving regulatory approval for DaxibotulinumtoxinA for Injection or DaxibotulinumtoxinA Topical. We determined that such payment was a derivative instrument that requires fair value accounting as a liability and periodic fair value remeasurements until settled. The fair value of the derivative liability was determined by estimating the timing and probability of the related regulatory approval and multiplying the payment amount by this probability percentage and a discount factor.

As of March 31, 2020, the fair value of the derivative liability was $3.0 million, which was measured using a term of 0.7 years based on an expected BLA approval in 2020, a risk-free rate of 0.2% and a credit risk adjustment of 7.5%. As of December 31, 2019, the fair value of the derivative liability was $3.0 million, which was measured using a term of 0.9 years based on an expected BLA approval in 2020, a risk-free rate of 1.6% and a credit risk adjustment of 7.5%.

4. Derivative Liability

Due to an existing settlement agreement which we entered in 2012, we are obligated to pay $4.0 million upon our achievement of regulatory approval for DAXI or DaxibotulinumtoxinA Topical. We determined that such payment was a derivative instrument that requires fair value accounting as a liability and periodic fair value remeasurements until settled. The fair value of the derivative liability was determined by estimating the timing and probability of the related regulatory approval and multiplying the payment amount by this probability percentage and a discount factor.

As of December 31, 2018, the fair value of the derivative liability was $2.7 million, which was measured using a term of 1.5 years based on an expected BLA approval in 2020, a risk-free rate of 2.6% and a credit risk adjustment of 8.0%. As of December 31, 2019, the fair value of the derivative liability was $3.0 million, which was measured using a term of 0.9 years based on an expected BLA approval in 2020, a risk-free rate of 1.6% and a credit risk adjustment of 7.5%.

As a result of the fair value remeasurements during the years ended December 31, 2019, 2018, and 2017, we recognized aggregate losses of $0.2 million, $0.1 million, and $0.6 million, respectively.